Loans Receivable - Schedule of Loans Receivable (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Schedule of Loans Receivable [Line Items]
Total loan receivable		$ 589,528	$ 6,306,216
Less: current portion		589,528	6,020,220
Non-current loan receivable			285,996
Guangxi Beihengda Mining Co., Ltd. [Member]
Schedule of Loans Receivable [Line Items]
Total loan receivable	[1]		5,290,930
Beijing Liansheng Innovation Technology Co., Ltd [Member]
Schedule of Loans Receivable [Line Items]
Total loan receivable	[2]	294,764	285,996
Guangzhou Ruilide Information System Co., Ltd [Member]
Schedule of Loans Receivable [Line Items]
Total loan receivable	[3]		443,294
Xinjiang New Thai Hua Construction Engineering Co., Ltd [Member]
Schedule of Loans Receivable [Line Items]
Total loan receivable	[4]	$ 294,764	$ 285,996

[1]	On January 21, 2022, March 28, 2022 and June 14, 2022, the Company made three loans of RMB30,000,000 ($4,421,453), RMB3,000,000 ($442,145) and RMB7,000,000 ($1,031,672) to a third party, which were restricted for its operating activities, carrying interest at 12%. The RMB30,000,000 loan ($4,421,453) was extended to January 21, 2028. The RMB7,000,000 loan ($1,031,672) was extended to June 14, 2028. The RMB3,000,000 loan ($442,145) was repaid in August 2022 with interest of RMB120,000 ($17,686). Pursuant to a mining right pledge agreement dated August 5, 2022 between HiTek, as representative of the Lenders and the Borrower, these three loans are secured by the Borrower’s coal mining permit issued by Bobai County Natural Resources Bureau, which grants the Borrower a 20-year mining right for certain building granite mine in Daguang Village, Shuiming Town, Bobai County, Guangxi Province, for production of 1.306 million cubic meters per year.
[2]	On January 17, 2024, the Company provided a loan of RMB2,000,000 ($294,764) with 1.0% per month interest to Beijing Liansheng Innovation Technology Co., Ltd for six months, maturing on July 16, 2024 for its operating activities. The maturity date of the loan was first extended in July 2024 to January 16, 2025, then extended in January 2025 to January 16, 2026, and subsequently extended in January 2026 to January 16, 2027.
[3]	On April 29, 2025, the Company provided a loan of RMB3,000,000 ($442,145) with 1.0% per month interest to Guangzhou Ruilide Information System Co., Ltd (“Ruilide”) for two months, maturing on June 28, 2025. The loan was restricted for its operating activities. Ruilide repaid RMB1,000,000 ($147,382) in June 2025, and RMB500,000 ($73,691) in July 2025. The remaining RMB1,500,000 ($221,073) loan was extended to May 31, 2026.
[4]	On August 5, 2025, the Company provided a loan of RMB2,000,000 ($294,764) with 1.0% per month interest to Xinjiang New Thai Hua Construction Engineering Co., Ltd (“New Thai Hua”) for six months, maturing on February 4, 2026.